INTANGIBLE ASSETS AND BUSINESS COMBINATION	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 5: INTANGIBLE ASSETS AND BUSINESS COMBINATION

The following table sets forth the intangible assets, both acquired and developed, including accumulated amortization:

	January 31, 2015
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value

Sales/Marketing agreement	1.2 Years	$4,796,178	$3,099,033	$1,697,145

Website development costs	2.2 Years	1,527,307	422,111	1,105,196

Web platform/customer relationships - ReachFactor acquisition	2.3 Years	600,000	262,496	337,504

Software development costs (not placed in service)	3.0 Years	84,000	-0-	84,000
		$7,007,485	$3,783,640	$3,223,845

During the three months January 31, 2015, the Company incurred expenditures of $31,810 for software development costs to develop a mobile app called "EZ FLIX" as a tool to assist users in converting still pictures to video. The Company capitalized internal software development costs subsequent to establishing technological feasibility of a software application in accordance with guidelines established by "350-40" Internal Use Software, requiring certain software development costs to be capitalized upon the establishment of technological feasibility. The establishment of technological feasibility and the ongoing assessment of the recoverability of these costs require considerable judgment by management with respect to certain external factors such as anticipated future revenue, estimated economic life, and changes in software and hardware technologies. Amortization of the capitalized software development costs begins when the product is available for general release to customers anticipated to be available on February 4, 2015. Capitalized costs are amortized based on the greater of (a) the ratio of current gross revenues to the total current and anticipated future gross revenues, or (b) the straight-line method over the remaining estimated economic life of the product. The app was placed in service on February 4, 2015 and amortization will begin in the second quarter of the current fiscal year.

Intangible assets are amortized on a straight-line basis over their expected useful lives, estimated to be 4 years, except for the website(s), which is 3 years. Amortization expense related to website development costs and intangible assets was $509,109 and $344,377 for three months ended January 31, 2015 and 2014, respectively.

NOTE 5: INTANGIBLE ASSETS AND BUSINESS COMBINATION

The following table sets forth the intangible assets, both acquired and developed, including accumulated amortization:

	October 31, 2014
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value

Sales/Marketing agreement	1.5 Years	$4,796,178	$2,754,696	$2,041,482
Website development costs	2.4 Years	1,527,307	294,839	1,232,468
Web platform/customer relationships - ReachFactor acquisition	2.5 Years	600,000	224,996	375,004
Software development costs (not placed in service)	3.0 Years	52,190	-0-	52,190
		$6,975,675	$3,274,531	$3,701,144

	October 31, 2013
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value

Sales/Marketing agreement	2.5 years	$4,796,178	$1,377,348	$3,418,830
Website development costs (not placed in service)	3.0 years	835,752	-0-	835,752
		$5,631,930	$1,377,348	$4,254,582

During the year ended October 31, 2014, the Company incurred expenditures of $691,555 for website development costs as a new development team was brought in to assess the quality of the website. Upon their recommendation, significant changes, upgrades and modifications were recommended and have been ongoing since the post launch date of March 4, 2014. This is being done to ensure that the site works capably as the Company's "revenue driver". This capitalization falls with the scope of ASC 350-50-25-15 wherein costs of upgrades and enhancements should be capitalized as they will result in added functionality of the website.

During the year ended October 31, 2014, the Company incurred expenditures of $52,190 for software development costs to develop a mobile app called "EZ FLIX" as a tool to assist users in converting still pictures to video. The Company capitalized internal software development costs subsequent to establishing technological feasibility of a software application in accordance with guidelines established by "ASC 985-20-25" Accounting for the Costs of Computer Software to Be Sold, Leased, or Otherwise Marketed, requiring certain software development costs to be capitalized upon the establishment of technological feasibility. The establishment of technological feasibility and the ongoing assessment of the recoverability of these costs require considerable judgment by management with respect to certain external factors such as anticipated future revenue, estimated economic life, and changes in software and hardware technologies. Amortization of the capitalized software development costs begins when the product is available for general release to customers anticipated to be available in the fourth quarter of the current fiscal year. Capitalized costs are amortized based on the greater of (a) the ratio of current gross revenues to the total current and anticipated future gross revenues, or (b) the straight-line method over the remaining estimated economic life of the product. As of October 31, 2014, the app has not been placed into service.

On May 24, 2014, RealBiz Media Group, Inc. (the “RBIZ”) entered into an Asset Purchase Agreement with ReachFactor, Inc. (“ReachFactor”) and its two principals, Suresh Srinivasan and Arun Srinivasan pursuant to which the Company acquired substantially all of the assets of ReachFactor and the Company assumed certain liabilities of ReachFactor not to exceed $25,000 in consideration of RBIZ's issuance to ReachFactor of 2,000,000 shares of RBIZ's common stock. The acquisition of the assets is subject to an unwind at the option of Suresh Srinivasan and Arun Srinivasan if on or prior to the date that is six months after the closing of the Asset Purchase Agreement, the Company terminates the employment of either of Suresh Srinivasan and/ or Arun Srinivasan (each referred to as an “Executive”) without cause or either Executive terminates his employment for good reason. In the event of an unwind the assets revert back to ReachFactor and the 2,000,000 shares of stock revert back to RBIZ. The purpose for this acquisition was for RealBiz to obtain ReachFactor's intellectual property consisting of a web platform, along with ReachFactor's customer relationships and to facilitate the addition of ReachFactor's principals to the management of RealBiz.

The value of the common stock of RealBiz was based on the fair value of the stock at the closing date which was $0.15 per share and RBIZ capitalized $600,000 as intangible assets consisting of a web platform and customer relationships, to be amortized over a three year period beginning June 1, 2014. The $600,000 included the capitalization of $300,000, related to the acquisition, representing the value of an additional 2,000,000 shares of RBIZ's common stock that were issued on the acquisition date to an escrow account and is considered as part of the purchase price consideration. These additional shares are to be released to Suresh Srinivasan and Arun Srinivasan at the rate of 500,000 shares every three months. The transaction represents an asset acquisition that is accounted for as a business combination under ASC 805 and noted in the tables below:

Purchase Price
	Value	Number of
	per	shares	Total
Recipients	share	issued	Value
ReachFactor, Inc	$0.15	2,000,000	$300,000
Suresh Srinivasan	$0.15	1,000,000	$150,000
Arun Srinivasan	$0.15	1,000,000	$150,000
		4,000,000	$600,000

Assets Acquired
Total Value
Web platform and customer relationships	$600,000
Purchase price	$600,000

On September 18, 2014, the Company received Suresh Srinivasan’s written resignation as the Chief Operating Officer of the Company effective September 30, 2014 and the outstanding 750,000 shares of RealBiz common stock, held in escrow, were returned on December 5, 2014. The Company impaired the remaining un-amortized cost of $125,000 representing Suresh's interest in the ReachFactor intangible assets.

Intangible assets are amortized on a straight-line basis over their expected useful lives, estimated to be 4 years, except for the website(s), which is 3 years. Amortization expense related to website development costs and intangible assets was $1,772,183 and $1,109,873, for years ended October 31, 2014 and 2013, respectively.